Share-based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	$ 1,070	$ 326	$ 26
Cost of sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	41	12	1
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	728	212	18
Selling, general and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation cost (credit)	$ 301	$ 102	$ 7